CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Authorized	1,250,000,000	1,250,000,000	1,250,000,000
Common Stock, Shares, Issued	829,011,231	644,631,457	635,899,389
Common Stock, Shares, Outstanding	829,011,231	644,631,457	635,899,389